SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Sales and Marketing Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of supplementary financial statement information [Abstract]
Marketing	$ 5,365	$ 729	$ 585
Payroll and related expenses	1,059	249	234
Overseas travel	38	25	21
Sales and marketing expenses	$ 6,462	$ 1,003	$ 840